Personnel expenses - Summary of Personnel Expense (Detail) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee	Dec. 31, 2018 EUR (€) employee
Classes of employee benefits expense [abstract]
Wages and salaries	€ 694	€ 541	€ 409
Social costs	265	111	90
Contributions to retirement plans	32	26	20
Share-based compensation	176	122	88
Other employee benefits	97	88	60
Personnel expenses	€ 1,264	€ 888	€ 667
Average full-time employees | employee	5,584	4,405	3,651